Commitments (Details 1) - USD ($) $ in Thousands		Jun. 30, 2018	Jun. 30, 2017
Capital commitments		$ 6,308	$ 11,686
Capital expenditure not recorded [Member]
Capital commitments	[1]	1,667	1,050
Commitments of investments [Member]
Capital commitments	[2]	3,627	3,580
Contributions to Primary Growth Partnership [Member]
Capital commitments	[3]	188	636
Purchase commitment [Member]
Capital commitments	[4]	$ 826	$ 6,420

[1]	Included capital project of $0.8 million of seed treatment plant at Rolleston and Agripro, $0.3 million grain feed system, $0.1 million Kimihia irrigator system, and $0.1 million software projects.
[2]	Investment in Beijing Zhongnong Seed Industry Co., Ltd. In October 2009, the Company entered into a strategic co-operation framework agreement with the China National Academy of Agricultural Sciences (“CNAAS”), one of the largest agricultural research organizations in the PRC, providing for future co-operation across the spectrum of agricultural research. The Company also entered into an investment agreement with CNAAS and its affiliates, under which the Company is to invest approximately $5.3 million (RMB35 million) (of which approximately $1.7 million (RMB11 million) has been paid as of June 30, 2018) for a 53.84% equity interest of Zhongnong, a company wholly owned by CNAAS and its affiliates. As of June 30, 2018, we have made full provision for impairment of carrying value of the investment in Zhongnong.
[3]	The Group announced on February 18, 2013 that it had completed the contracting process for the Primary Growth Partnership (PGP) programme with the Ministry of Primary Industries. The PGP programme is a Seed and Nutritional Technology Development Programme that aims to deliver innovative forages for New Zealand farms. As a result of entering into the partnership the Group is committed to contributions to the partnership over the six year life of the programme which ends on December 31, 2018. The total commitment in respect of the programme has been reassessed to $2.4 million in the current year. As of June 30, 2018, total contributions of approximately $2.3 million (2017: $2.0 million) have been made to the programme.
[4]	Purchase commitments mainly consist of service agreements entered into with corn seed companies to purchase corn seeds. The terms of the agreements are for a period of one year. Future minimum purchase payments for the year ending June 30, 2018, under all non-cancelable agreements are approximately $0.8 million (2017: $6.4 million).